Schedule of Property and Equipment by Geographic Area (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 86	$ 105	$ 129
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	20	29	72
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 66	$ 76	$ 57